NOTE 6 - NOTES PAYABLE - RELATED PARTIES	6 Months Ended
Nov. 30, 2020
Notes to Financial Statements
NOTE 6 - NOTES PAYABLE - RELATED PARTIES

NOTE 6 - NOTES PAYABLE – RELATED PARTIES

Notes payable – related parties consisted of the following:

	November 30, 2020	May 31, 2020
Note payable to Company law firm (and owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	$2,073	$2,073
Notes payable to The OZ Corporation (owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	103,250	103,250
Note payable to the Chief Executive Officer, non-interest bearing, due on demand, unsecured	2,800	—
Convertible note payable to John D. Thomas P.C. (Company law firm and owner of 2,500 shares of common stock since August 16, 2018), interest at 10%, due on demand, convertible at the option of the lender into shares of Company common stock equal to 60% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 7 (Derivative Liability)	50,000	50,000
Total Notes Payable	158,123	155,323
Less: Current Portion	(158,123)	(155,323)
Long-Term Notes Payable	$—	$—